Assets Pledged and Received as Collateral (Tables)	12 Months Ended
Mar. 31, 2021
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Carrying Amounts of Assets Pledged as Collateral
The carrying amounts of assets pledged as collateral at March 31, 2021 and 2020 were as follows:

	At March 31,
	2021	2020
	(In millions)
Cash and deposits with banks	¥15,505	¥90,656
Trading assets	1,965,059	2,020,520
Financial assets at fair value through profit or loss	—	303,608
Debt instruments at amortized cost	22,300	258,079
Debt instruments at fair value through other comprehensive income	20,477,063	13,405,374
Equity instruments at fair value through other comprehensive income	4,136	3,138
Loans and advances	10,268,344	10,793,479
Other assets	2,305,749	2,359,282

Total	¥35,058,156	¥29,234,136